Equity Accounted Investees - Movements in Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in the investments in equity-accounted investees
Balance	€ 201,345	€ 76,728	€ 54,296
Acquisitions	80,685	136,072	33,039
Transfers	(16,000)	(29,059)
Share of profit/(losses)	(13,195)	6,933	(8,280)
Share of other comprehensive income / translation differences	(27,134)	10,671	2,673
Losses for impairment	(6,692)
Collected dividends			(5,000)
Balance	€ 219,009	€ 201,345	€ 76,728